Quarterly Holdings Report
for
Fidelity® SAI Sustainable U.S. Equity Fund
February 29, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EFS-NPRT3-0424
1.9904866.101
Common Stocks - 97.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.5%
Entertainment - 3.1%
Netflix, Inc. (a)	1,013	610,758
The Walt Disney Co.	15,232	1,699,587
		2,310,345
Interactive Media & Services - 3.6%
Alphabet, Inc. Class A (a)	19,006	2,631,571
Media - 1.8%
Comcast Corp. Class A	18,406	788,697
TEGNA, Inc.	37,603	526,818
		1,315,515
TOTAL COMMUNICATION SERVICES		6,257,431
CONSUMER DISCRETIONARY - 12.0%
Automobile Components - 0.6%
Aptiv PLC (a)	5,116	406,671
Automobiles - 0.4%
General Motors Co.	2,058	84,337
Tesla, Inc. (a)	1,148	231,758
		316,095
Broadline Retail - 4.0%
Amazon.com, Inc. (a)	16,521	2,920,252
Hotels, Restaurants & Leisure - 2.4%
Marriott International, Inc. Class A	7,227	1,805,810
Household Durables - 0.8%
Taylor Morrison Home Corp. (a)	10,611	600,689
Specialty Retail - 1.8%
Lowe's Companies, Inc.	5,492	1,321,760
Textiles, Apparel & Luxury Goods - 2.0%
LVMH Moet Hennessy Louis Vuitton SE	1,158	1,056,948
Tapestry, Inc.	8,868	421,496
		1,478,444
TOTAL CONSUMER DISCRETIONARY		8,849,721
CONSUMER STAPLES - 4.3%
Consumer Staples Distribution & Retail - 0.8%
Sprouts Farmers Market LLC (a)	9,287	579,880
Food Products - 0.1%
Nomad Foods Ltd.	3,233	59,584
Household Products - 2.7%
Procter & Gamble Co.	12,711	2,020,286
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	3,714	551,826
TOTAL CONSUMER STAPLES		3,211,576
ENERGY - 3.5%
Energy Equipment & Services - 1.4%
Baker Hughes Co. Class A	35,447	1,048,877
Oil, Gas & Consumable Fuels - 2.1%
Cheniere Energy, Inc.	4,048	628,250
Equinor ASA	37,528	924,644
		1,552,894
TOTAL ENERGY		2,601,771
FINANCIALS - 12.1%
Banks - 0.5%
Bank of America Corp.	11,686	403,401
Capital Markets - 4.2%
BlackRock, Inc. Class A	1,475	1,196,727
Moody's Corp.	4,071	1,544,619
Northern Trust Corp.	4,377	359,483
		3,100,829
Consumer Finance - 2.2%
American Express Co.	6,039	1,325,077
Discover Financial Services	2,669	322,148
		1,647,225
Financial Services - 2.6%
MasterCard, Inc. Class A	3,198	1,518,282
Voya Financial, Inc.	5,467	373,724
		1,892,006
Insurance - 2.6%
The Travelers Companies, Inc.	8,552	1,889,650
TOTAL FINANCIALS		8,933,111
HEALTH CARE - 12.1%
Biotechnology - 1.4%
Gilead Sciences, Inc.	12,454	897,933
Moderna, Inc. (a)	2,011	185,495
		1,083,428
Health Care Providers & Services - 4.3%
BrightSpring Health Services, Inc.	62,265	559,762
Centene Corp. (a)	9,946	780,065
Cigna Group	5,074	1,705,574
CVS Health Corp.	1,992	148,145
		3,193,546
Life Sciences Tools & Services - 2.9%
Danaher Corp.	3,965	1,003,700
ICON PLC (a)	3,520	1,128,582
		2,132,282
Pharmaceuticals - 3.5%
Merck & Co., Inc.	15,854	2,015,836
Zoetis, Inc. Class A	2,848	564,844
		2,580,680
TOTAL HEALTH CARE		8,989,936
INDUSTRIALS - 9.7%
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	4,587	680,069
Building Products - 0.9%
Johnson Controls International PLC	11,016	652,918
Commercial Services & Supplies - 1.0%
Veralto Corp.	8,820	762,224
Electrical Equipment - 3.2%
Acuity Brands, Inc.	3,952	992,900
Generac Holdings, Inc. (a)	2,652	298,377
Prysmian SpA	9,095	452,666
Regal Rexnord Corp.	3,765	645,660
		2,389,603
Machinery - 2.0%
Deere & Co.	1,630	595,032
Ingersoll Rand, Inc.	5,732	523,504
Timken Co.	4,416	370,900
		1,489,436
Professional Services - 1.7%
KBR, Inc.	13,419	805,543
Manpower, Inc.	5,972	430,940
		1,236,483
TOTAL INDUSTRIALS		7,210,733
INFORMATION TECHNOLOGY - 27.9%
IT Services - 2.1%
Accenture PLC Class A	4,189	1,569,953
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. (a)	2,504	482,095
First Solar, Inc. (a)	2,159	332,249
NVIDIA Corp.	5,221	4,130,438
NXP Semiconductors NV	800	199,784
ON Semiconductor Corp. (a)	12,618	995,813
		6,140,379
Software - 14.4%
Autodesk, Inc. (a)	5,751	1,484,736
Gen Digital, Inc.	17,713	380,652
Intuit, Inc.	2,037	1,350,307
Microsoft Corp.	13,808	5,711,537
Salesforce, Inc.	5,657	1,746,995
		10,674,227
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	12,474	2,254,676
TOTAL INFORMATION TECHNOLOGY		20,639,235
MATERIALS - 4.1%
Chemicals - 1.9%
Linde PLC	3,229	1,449,240
Containers & Packaging - 2.2%
Avery Dennison Corp.	4,519	978,499
Crown Holdings, Inc.	8,138	623,534
		1,602,033
TOTAL MATERIALS		3,051,273
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Prologis, Inc.	8,566	1,141,591
UTILITIES - 1.3%
Electric Utilities - 0.9%
NextEra Energy, Inc.	12,062	665,702
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc. Class C	14,956	326,041
TOTAL UTILITIES		991,743
TOTAL COMMON STOCKS (Cost $63,265,816)		71,878,121

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $2,353,567)	2,353,097	2,353,567

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $65,619,383)	74,231,688
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(126,573)
NET ASSETS - 100.0%	74,105,115

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	268,489	26,946,802	24,861,724	39,824	-	-	2,353,567	0.0%
Total	268,489	26,946,802	24,861,724	39,824	-	-	2,353,567

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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